Securities - Summary of Securities on the Financial Liabilities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Securities loaned	R$ 2,237,442	R$ 2,021,707
Gross carrying amount
Disclosure of financial assets [line items]
Securities loaned	R$ 2,237,442	R$ 2,021,707